Cover	Oct. 30, 2026
Cover [Abstract]
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	IMPERIAL OIL LIMITED
Entity File Number	0-12014
Entity Tax Identification Number	98-0017682
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000049938
Document Type	8-K
Entity Address, Postal Zip Code	T2C 5N1
Entity Incorporation, State or Country Code	Z4
City Area Code	800
Local Phone Number	567-3776
Entity Address, Country	CA
Entity Address, State or Province	AB
Entity Address, City or Town	Calgary
Entity Address, Address Line One	505 Quarry Park Boulevard S.E.